Parent Company - Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income	$ 1,343	$ 1,750	$ 1,982	$ 1,505	$ 1,628	$ 1,888	$ 1,918	$ 1,611	$ 1,763	$ 4,756	$ 5,115	$ 6,865	$ 7,180	$ 7,028
Other										253	(158)	121	(831)	263
Net cash provided by operating activities										6,029	5,416	7,182	7,459	9,897
FINANCING ACTIVITIES
Net increase (decrease) in short-term borrowings										(3,022)	(10,761)	21,017	3,999	4,271
Purchase of treasury stock												(6,784)
Common stock issued										11,239				74
Cash dividends										(1,710)	(1,645)	(2,153)	(2,121)	(2,097)
Net cash provided by (used for) financing activities										21,558	28,216	50,374	18,709	(22,953)
Increase (decrease) in cash and cash equivalents										(474)	(2,344)	(1,889)	(554)	(19,153)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD		23,295			25,639				26,193	23,750	25,639	25,639	26,193	45,346
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 23,276	23,750	$ 23,295			25,639				23,276	23,295	23,750	25,639	26,193
Parent Company [Member]
OPERATING ACTIVITIES
Net income												6,865	7,180	7,028
Equity method investments, income (loss)												(3,587)	(4,772)	(5,378)
Net cash provided by operating activities												2,793	2,009	1,397
FINANCING ACTIVITIES
Net increase (decrease) in short-term borrowings												6,363	(759)	(976)
Purchase of treasury stock												(6,784)
Common stock issued														74
Stock options exercised												(7)	(50)	(77)
Proceeds from dividend reinvestment plan												651	590	736
Cash dividends												(2,153)	(2,121)	(2,097)
Net cash provided by (used for) financing activities												(1,930)	(2,340)	(2,340)
Increase (decrease) in cash and cash equivalents												863	(331)	(943)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD					$ 466				$ 797	$ 1,329	$ 466	466	797	1,740
CASH AND CASH EQUIVALENTS AT END OF PERIOD		$ 1,329				$ 466						1,329	466	797
Parent Company [Member] | Middlefield Banking Company [Member]
OPERATING ACTIVITIES
Equity method investments, income (loss)												(3,703)	(4,798)	(4,884)
Stock-based compensation expense												18	10
Other												(503)	(409)	(253)
Parent Company [Member] | Emerald Bank [Member]
OPERATING ACTIVITIES
Equity method investments, income (loss)														(598)
Parent Company [Member] | EMORECO [Member]
OPERATING ACTIVITIES
Equity method investments, income (loss)												$ 116	$ 26	$ 104